WARRANT LIABILITIES AND WARRANT RESERVE (Details Narrative)		12 Months Ended
	Apr. 13, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2023 SGD ($)	Apr. 30, 2023 shares	Apr. 18, 2023 $ / shares shares	Apr. 18, 2022 shares	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Number of shares issued			486,485			2,412,369	478,230
Par value per share | $ / shares						$ 4.00
Warrant reserve amount		$ 56,037		$ 73,930
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					120,618
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrant reserve amount | $				$ 73,930
Warrants exercised		48,247
Ordinary shares [member] | Underwriting agreements [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	120,618
Shares offering percent	5.00%
Exercise price | $ / shares	$ 4.00
Expire period	5 years
Ordinary shares [member] | Initial public offering [member] | Underwriting agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,412,369
No par value per share | $ / shares
Par value per share | $ / shares	$ 4.00